Business Combination - Summary of Cash and Cash Equivalents on Acquisition (Detail) - Celg Distribuicao SA [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Business Combinations [Line Items]
Amounts paid for the acquisition in cash and cash equivalents	$ (729,975)
Amounts of cash and cash equivalents in the acquired entity	9,574
Net, Total	$ (720,401)